Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The disclosure provided in this section is required by the SEC and does not necessarily align with the Company’s view of the relationship between its performance and the compensation of its Named Executive Officers. We believe our discussion in the “Compensation Discussion and Analysis” properly outlines how we view our executive compensation structure and how that aligns with the Company’s performance and objectives.

In accordance with Item 402(v) of Regulation S-K, the following table shows the total compensation for our Named Executive Officers for fiscal 2024, 2023, 2022,  2021 and 2020 as set forth in the Summary Compensation Table (the “SCT”) of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on February 29, 2024, the “compensation actually paid,” as computed in accordance with Items 402(v) of Regulation S-K (the “CAP”), to our CEO, and, on an average basis, the compensation actually paid to our other Named Executive Officers (the “other NEOs”), our total shareholder return (“TSR”), the TSR of the Nasdaq Biotechnology Index, which constitutes the “Peer Group”, our net income, and our revenue, which is our company selected financial measure, all measures over the same time period.

For purposes of the chart below, Drs. Hsiao and Zerhouni and Messrs. Rubin and Logal are the other NEOs for fiscal 2024 and 2023. Drs. Hsiao and Jon Cohen, the Company's former Senior Vice President who retired from the Company in 2022,  and Messrs. Rubin and Logal are the other NEOs for fiscal 2022. Dr. Zerhouni's compensation is also taken into consideration in the compensation of our other NEOs with respect to a portion of fiscal 2022; and Drs. Hsiao and Cohen and Messrs. Rubin and Logal are the other NEOs for fiscal 2021 and 2020.

YEAR(1)	SCT TOTAL PAY FOR CEO(2)	CAP to CEO(3)	AVG SCT TOTAL PAY FOR OTHER NEOS	AVG CAP TO OTHER NEOS	Value of Initial $100 Investment Based on:(4)		Net Income(5)	Revenue(6)
					Company TSR	Peer Group TSR
2024	2,163,800	2,015,925	1,950,675	1,818,205	100.00	118.20	(53,224)	713,142
2023	2,277,200	2,173,575	2,031,950	1,925,029	102.72	118.87	(188,863)	863,495
2022	972,200	(1,247,785)	803,001	(1,324,485)	85.03	113.65	(328,405)	1,004,196
2021	2,103,600	2,396,962	2,298,100	2,789,211	327.21	126.45	(30,143)	1,774,718
2020	1,538,200	3,327,922	1,945,950	3,742,579	268.71	126.42	(30,586)	1,435,413

(1)	For fiscal 2024, 2023, 2022, 2021 and 2020, Dr. Phillip Frost was the CEO.

(2)	These amounts reflect (i) the total compensation reported in the SCT for the applicable year in the case of our CEO; and (ii) the average of the total compensation reported in the SCT for the applicable year for our other NEOs. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)	Amounts reported in these columns represent CAP, which was computed by making certain adjustments to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for our CEO and for the average of the other NEOs is set forth in the following tables, which describe the adjustments.

(4)	Reflects the cumulative TSR for the Company and the NASDAQ Biotechnology Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished in the Company’s Annual Report on Form 10-K filed with the SEC on March 3, 2025, assuming, in each case, an initial investment of $100 on December 31, 2019.

(5)	Reflects “Net Income” in the Company’s consolidated statement of operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.

(6)	SEC rules require us to designate a “company-selected measure” that in our assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table immediately above) used by the Company to link the CAP of our Named Executive Officers, for the most recently completed fiscal year, to our performance. We selected revenue as this measure for fiscal 2024, as reflected in the table above. This performance measure may not have been the most important financial performance measure for fiscal 2024, 2023, 2022, 2021, and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO Total Compensation Amount	$ 2,163,800	$ 2,277,200	$ 972,200	$ 2,103,600	$ 1,538,200
PEO Actually Paid Compensation Amount	$ 2,015,925	2,173,575	(1,247,785)	2,396,962	3,327,922
Adjustment To PEO Compensation, Footnote
YEAR	SCT TOTAL PAY FOR CEO	MINUS EQUITY AWARD GRANT DATE FV REPORTED IN SCT FOR COVERED YEAR	PLUS YE FV OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED	PLUS YOY CHANGE IN FV OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YOY CHANGE IN FV AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING COVERED YEAR	CEO CAP
2024	2,163,800	710,000	735,000	(125,000)	(47,875)	2,015,925
2023	2,277,200	824,000	712,000	(37,000)	45,375	2,173,575
2022	972,200	—	—	(1,522,307)	(697,678)	(1,247,785)
2021	2,103,600	1,132,000	1,116,026	390,724	(81,388)	2,396,962
2020	1,538,200	567,000	1,212,445	968,750	175,527	3,327,922

Non-PEO NEO Average Total Compensation Amount	$ 1,950,675	2,031,950	803,001	2,298,100	1,945,950
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,818,205	1,925,029	(1,324,485)	2,789,211	3,742,579
Adjustment to Non-PEO NEO Compensation Footnote
YEAR	SCT AVERAGE PAY FOR OTHER NEOs	MINUS EQUITY AWARD GRANT DATE FV REPORTED IN SCT FOR COVERED YEAR	PLUS YE FV OF EQUITY AWARDS GRANTED DURING THE COVERED YEAR THAT REMAIN OUTSTANDING AND UNVESTED	PLUS YOY CHANGE IN FV OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	PLUS YOY CHANGE IN FV AS OF THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED DURING COVERED YEAR	AVG OTHER NEO CAP
2024	1,950,675	665,625	689,063	(155,136)	(40,771)	1,818,205
2023	2,031,950	772,500	667,500	(28,298)	26,378	1,925,029
2022	803,001	8,801	8,091	(886,469)	(1,240,307)	(1,324,485)
2021	2,298,100	1,202,750	1,116,026	541,634	36,202	2,789,211
2020	1,945,950	801,000	1,784,988	685,393	127,248	3,742,579

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Performance Measures. The charts below compare the CAP to our CEO and the average CAP to our other NEOs with (i) our TSR, (ii) our net income, and (iii) revenue, which is our company selected measure, for fiscal 2024, 2023, 2022, 2021, and 2020. In addition, the charts below compare our TSR with our Peer Group TSR. We believe the CAP in each of the years reported above aligns with the performance metrics presented.

Non-Financial Performance Measures. The Company also considered the success, failure or progress made with respect to its R&D pipeline in setting pay-for performance compensation for fiscal 2024, as well as certain strategic transactions, including a sale of certain assets of BioReference.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION COMMITTEE REPORT
Tabular List, Table

The fair value of options was determined by using the Black-Scholes option pricing method.

Financial Performance Measures. The most important financial performance measures used by the Company in setting pay-for-performance compensation for fiscal 2024 are set forth below, in no particular order.

-Adjusted Operating Income

-Revenue

-Relative Total Shareholder Return

Total Shareholder Return Amount	$ 100	102.72	85.03	327.21	268.71
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (53,224)	$ (188,863)	$ (328,405)	$ (30,143)	$ (30,586)
Company Selected Measure Amount	713,142	863,495	1,004,196	1,774,718	1,435,413
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 710,000	$ 824,000	$ 0	$ 1,132,000	$ 567,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	735,000	712,000	0	1,116,026	1,212,445
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,000)	(37,000)	(1,522,307)	390,724	968,750
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,875)	45,375	(697,678)	(81,388)	175,527
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	665,625	772,500	8,801	1,202,750	801,000
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	689,063	667,500	8,091	1,116,026	1,784,988
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,136)	(28,298)	(886,469)	541,634	685,393
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,771)	$ 26,378	$ (1,240,307)	$ 36,202	$ 127,248